WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused Small Cap Fund Investor Class Shares – WCMJX Institutional Class Shares – WCMFX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX
WCM Focused Global Growth Fund Investor Class Shares – WFGGX Institutional Class Shares – WCMGX	WCM Focused ESG Emerging Markets Fund Investor Class Shares – WCMUX Institutional Class Shares – WCMDX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused ESG International Fund Investor Class Shares – WESGX Institutional Class Shares – WCMMX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Focused International Value Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX

Each a series of Investment Managers Series Trust (the “Trust”)

Supplement dated December 29, 2020, to the

Statement of Additional Information (“SAI”) dated September 1, 2020, as supplemented.

Effective immediately, the “Ownership of the Funds by the Portfolio Manager” section of the SAI is deleted and replaced with the following:

Ownership of the Funds by the Portfolio Managers. The following chart sets forth the dollar range of Fund shares owned by each portfolio manager as of December 14, 2020.

Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Name of Portfolio Manager	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund	WCM Small Cap Growth Fund	WCM Focused Small Cap Fund	WCM China Quality Growth Fund	WCM Focused ESG Emerging Markets Fund	WCM Focused ESG International Fund	WCM Focused International Value Fund
Sanjay Ayer, CFA	$500,001 - $1,000,000	$500,001 - $1,000,000	Over $1,000,000	$100,001 - $500,000	N/A	N/A	N/A	N/A	N/A	N/A
Paul R. Black	Over $1,000,000	N/A	Over $1,000,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Jon Detter	N/A	N/A	N/A	N/A	N/A	$100,01 - $500,000	N/A	N/A	N/A	N/A
Pablo Echavarria	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$50,001- $100,000	$50,001- $100,000	N/A
Anthony Glickhouse	N/A	N/A	N/A	N/A	N/A	$1-$10,000	N/A	N/A	N/A	N/A
Chad Hoffman	N/A	N/A	N/A	N/A	$100,001 - $500,000	N/A	N/A	N/A	N/A	N/A
Peter J. Hunkel	Over $1,000,000	None	None	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Gregory S. Ise, CFA	N/A	$50,001- $100,000	N/A	$100,001 - $500,000	N/A	N/A	N/A	N/A	N/A	N/A
Rolf Kelly	N/A	N/A	N/A	N/A	N/A	N/A	N/A	$100,001 - $500,000	$100,001 - $500,000	N/A
Pat McGee	N/A	N/A	N/A	N/A	N/A	$10,001 - $50,000	N/A	N/A	N/A	N/A
John Rackers	N/A	N/A	N/A	N/A	$100,001 - $500,000	N/A	N/A	N/A	N/A	N/A
Mike Tian, CFA	N/A	$100,001 - $500,000	N/A	N/A	N/A	N/A	$50,001- $100,000	N/A	N/A	N/A
Michael B. Trigg	Over $1,000,000	Over $1,000,000	Over $1,000,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Andrew Wiechert	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	None
Kurt R. Winrich, CFA	Over $1,000,000	N/A	Over $1,000,000	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Please retain this Supplement with your records.